Warrants, Redeemable Convertible Preferred Stock and Stockholders' Equity - Additional Information (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2025	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Number of shares authorized for issuance		500,000,000	500,000,000	500,000,000	500,000,000
Common stock, par value		$ 0.000001	$ 0.000001	$ 0.000001	$ 0.000001
Common stock, voting rights			one vote per share
Common stock, capital shares reserved for conversion, exercise or issuance		4,831,124	4,831,124	16,152,751
Conversion of redeemable convertible preferred stock to common stock on initial public offering, Shares	12,729,240			12,729,349
Preferred shares issued		10,000,000	10,000,000
Preferred stock outstanding		0	0
Preferred stock, par value		$ 0.000001	$ 0.000001
Temporary Equity, Par or Stated Value Per Share				$ 0.000001
Preferred Stock, Dividend Rate, Percentage				8.00%
Common Warrants
Class of Stock [Line Items]
Stock Option, Exercise Price, Decrease				$ 6.44
Stock Option, Exercise Price, Increase				$ 31.08
Non current liabilities warrants				$ 0	$ 100,000
Preferred Warrants
Class of Stock [Line Items]
Non current liabilities warrants				$ 100,000	200,000
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants					$ 437,319,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.55
Proceeds from Issuance of Warrants					$ 200,000
Common Stock
Class of Stock [Line Items]
Number of shares authorized for issuance				500,000,000
Common stock, par value				$ 0.000001
Number of shares, issued		4,600,000	4,600,000
Conversion of redeemable convertible preferred stock to common stock on initial public offering, Shares		12,729,240	12,729,240
Initial Public Offering
Class of Stock [Line Items]
Common stock, par value	$ 0.000001
Number of shares, issued	4,600,000
Offering price of stock	$ 24
Conversion of redeemable convertible preferred stock to common stock on initial public offering, Shares	12,729,240
Warrant liability settlement			$ 200,000
Payments of Stock Issuance Costs	$ 7,700,000
Series Seed Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Convertible, Conversion Price				0.5
Series A And Series B Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Convertible, Conversion Price				0.55
Series C Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Convertible, Conversion Price				0.59
Series C Preferred Stock | Preferred Warrants
Class of Stock [Line Items]
Preferred Stock, Convertible, Conversion Price				0.59
Series D Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Convertible, Conversion Price				0.88
Series E Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Convertible, Conversion Price				1.03
Auction Market Preferred Securities, Stock Series, Par Value Per Share				1	$ 1.02
Series F Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Convertible, Conversion Price				1.83
Auction Market Preferred Securities, Stock Series, Par Value Per Share				1.61	1.74
Series F 1 Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Convertible, Conversion Price				2.09
Auction Market Preferred Securities, Stock Series, Par Value Per Share				$ 1.81	$ 1.97
Series G Preferred Shares
Class of Stock [Line Items]
Temporary Equity, Shares Issued				64,257,179	34,972,704
Temporary Equity, Par or Stated Value Per Share				$ 0.9	$ 0.9
Proceeds from Issuance of Redeemable Convertible Preferred Stock				$ 58,100,000	$ 31,600
Payments of Stock Issuance Costs				$ 100,000	$ 300
Preferred Stock, Convertible, Conversion Price				$ 0.9